Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 71,898	$ 49,708
Less: impairment	(14,360)	(14,763)	$ (15,110)	$ (16,353)
Less: accumulated depreciation	(23,431)	(24,868)
Construction in progress	158	162
Total property and equipment, net	34,265	10,239
Wi-Fi and network equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	16,134	16,582
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	10,256	10,544
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	9,217	10,270
Digital display network equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	3,304	3,396
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	5,099	5,157
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	2,400	2,467
Furniture and Fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	698	734
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	512	558
Miners [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 24,278